Share-based compensation (2007 Equity Incentive Plan and 2007 Long Term Incentive Plan) (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended						0 Months Ended
	Aug. 11, 2007 The Plan [Member]	Dec. 31, 2012 The Plan [Member]	Aug. 11, 2007 The Plan [Member] Minimum [Member]	Aug. 11, 2007 The Plan [Member] Maximum [Member]	May 24, 2011 2007 Plan [Member]	Dec. 13, 2010 2007 Plan [Member]	Apr. 30, 2010 2007 Plan [Member]	Dec. 31, 2012 2007 Plan [Member]	Nov. 08, 2011 2007 Plan [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] Performance Shares [Member]	Nov. 12, 2012 2007 Plan [Member] Service Condition Shares [Member]	Nov. 13, 2012 2007 Plan [Member] Service Condition Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Service Condition Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Minimum [Member]	Dec. 13, 2010 2007 Plan [Member] Maximum [Member]	Dec. 13, 2010 2007 Plan [Member] First Third [Member]	Nov. 08, 2011 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] First Third [Member] Performance Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Second Third [Member]	Nov. 08, 2011 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] Second Third [Member] Performance Shares [Member]	Dec. 13, 2010 2007 Plan [Member] Last Third [Member]	Nov. 08, 2011 2007 Plan [Member] Last Third [Member] Performance Shares [Member]	Jan. 04, 2011 2007 Plan [Member] Last Third [Member] Performance Shares [Member]	Dec. 20, 2010 2007 Plan [Member] Last Third [Member] Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized								10,000,000
Options granted	6,125,374				100,000	6,900,000	200,000		1,000,000	200,000	1,100,000	300,000	200,000	400,000
Exercise price, per option	$ 0.0001
Exercise price of options granted					$ 1.085	$ 1.21	$ 1.80		$ 0.945	$ 1.365	$ 1.18	$ 1.64	$ 1.595	$ 1.21
Maximum exercise price	$ 2.50
Weighted-average fair value of options granted	$ 2.67				$ 0.53		$ 1.08		$ 0.30	$ 0.68	$ 0.58	$ 0.62	$ 0.61	$ 0.61	$ 0.60	$ 0.61
Expected compensation cost	$ 15,564,801	$ 0			$ 47,592		$ 193,500	$ 479,259				$ 187,063	$ 121,287	$ 219,600
Vesting period for plan			10 months	60 months	36 months		37 months					36 months	36 months	37 months			13 months	12 months	12 months	13 months	25 months	24 months	24 months	25 months	37 months	36 months	36 months	37 months
Stock options granted, expiration date	Aug. 10, 2017				May 24, 2021	Dec. 13, 2020	Apr. 30, 2010		Nov. 08, 2021	Jan. 04, 2021	Dec. 20, 2020	Nov. 12, 2022	Nov. 13, 2022	Dec. 13, 2020